Significant Accounting Policies (Tables) - Grown Rogue Unlimited LLC [Member]	12 Months Ended
Oct. 31, 2018
Reserve Quantities [Line Items]
Schedule of Amortization

Furniture and fixtures	7 - 10 years on a straight line basis
Computer and office equipment	3 - 5 years on a straight line basis
Production equipment and other	5 - 10 years on a straight line basis
Leasehold improvements	15 - 40 years on a straight line basis

Schedule of financial assets and financial liabilities

Asset/Liability	Classification	Subsequent Measurement
Cash	FVTPL	FVTPL
Accounts receivable	Loans and receivables	Amortized cost
Accounts payable and accrued liabilities	Loans and receivables	Amortized cost
Long term debt	Other financial liabilities	Amortized cost
Convertible promissory notes	Other financial liabilities	Amortized cost
Finance lease payable	Other financial liabilities	Amortized cost
Due to employee/ director	Other financial liabilities	Amortized cost
Interest payable	Other financial liabilities	Amortized cost
Convertible debentures	Other financial liabilities	Amortized cost